Income taxes	12 Months Ended
Dec. 31, 2011
Income taxes
6	Income taxes

A reconciliation of the expected tax with the actual tax expense (benefit) for the years ended December 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
	(unaudited)

Income (loss) before income taxes and share of results of equity method investees	(2,045,495)	37,251,261	46,717,340	7,414,390
Expected PRC income tax expense (benefits) (note (i))	(1,181,616)	9,312,817	11,679,335	1,853,598
Tax holiday benefits and preferential tax rates (note (ii))	(5,603,066)	(9,415,133)	(16,244,674)	(2,578,151)
Tax effect related to foreign entities not subject to income taxes	898,695	2,223,777	2,174,327	345,082
Tax effect related to change in applicable tax rate	(34,185)	339,718	(62,751)	(9,959)
Non-taxable income	(907,459)	(114,250)	(89,759)	(14,245)
Additional deductible research and development expense	(1,060,680)	(375,812)	(621,252)	(98,597)
Non-deductible expenses	3,116,305	535,507	816,502	129,585
Over provision of current tax in prior years	(861,749)	(2,865,082)	(5,944,739)	(943,475)
Under provision of deferred tax in prior years	16,284	1,942,138	10,013,256	1,589,179
Change in valuation allowance	103,757	3,459,341	5,115,975	811,944
Others	263,304	216,202	(319,905)	(50,773)
Actual income tax expenses (benefits)	(5,250,410)	5,259,223	6,516,315	1,034,188
Representing:
Current tax expenses (benefits)	3,225,295	3,316,855	(3,288,848)	(521,965)
Deferred tax expenses (benefits)	(8,475,705)	1,942,368	9,805,163	1,556,153
Total income tax expenses (benefits)	(5,250,410)	5,259,223	6,516,315	1,034,188

Notes:

(i)	Yucheng, and its subsidiaries, e-channels BVI and Sihitech BVI are incorporated in the British Virgin Islands and are not subject to taxation under the British Virgin Islands. Yuxinyicheng and its major subsidiaries (together, the “PRC entities”) are incorporated in the PRC and governed by the PRC laws.

The normal statutory rate of the tax rate of PRC Enterprise Income tax (“EIT”) is 25% from 2008. All subsidiaries adopted this tax rate except the following subsidiaries:

EIT rates applicable to the subsidiaries of the Company, except for Fujie, ranged from 0% to 25% for the year ended December 31, 2011 (2010: 0% to 25%; 2009: 0% to 25%). EIT for Fujie is calculated at 2.5% of revenue for the year ended December 31, 2011 (2010: 2.5% of revenue; 2009: 2.5% of revenue) as it was classified as a small enterprise by the Local Tax Bureau in Shanghai City.

Pursuant to the approval issued by the Beijing Haidian District Local Tax Bureau, e-Channels was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2008. This qualification is timed-out in 2010. Accordingly, the applicable EIT rate for e-Channels is 25% for the year ended December 31, 2011.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District, Beijing Software was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2008. This qualification is timed-out in 2010. Accordingly, the applicable EIT rate for Beijing Software is 25% for the year ended December 31, 2011.

Pursuant to the New Tax Law, the applicable EIT rate of Shanghai Sihitech are 18%, 20%, 22%, 24% and 25% in 2008, 2009, 2010, 2011 and 2012 respectively.

Pursuant to the approval issued by the Local Tax Bureau in Pudong District of Shanghai in 2006, Shanghai Software was qualified as a software development company and entitled to a tax holiday from 2006 to 2007, and an additional 50% tax exemption of the applicable EIT rate. Pursuant to the New Tax Law, its applicable EIT rates are 12.5%, 12.5%, 12.5%, 24% and 25% in 2008, 2009, 2010, 2011 and 2012 respectively.

Pursuant to the approval issued by the Guangzhou Local Tax Bureau, Guangzhou Yuxinyicheng was qualified as a software development company and entitled to a tax holiday from 2009 and 2010 and an additional 50% tax exemption of the applicable EIT rate of 25% to 12.5% from 2011 to 2013.

Pursuant to the approval issued by the Tianjin Tax Bureau, Tianjin Yuxinyicheng was qualified as a software development company and entitled to a tax holiday from 2010 and 2011 and an additional 50% tax exemption of the applicable EIT rate of 25% to 12.5% from 2012 to 2014.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District from 2009 to 2013, Yuxinyicheng was qualified as a high-tech company and entitled to a tax holiday from 2007 to 2008, and an additional 50% tax exemption to the applicable EIT rate of 15% to 7.5% from 2009 to 2011.

Pursuant to the approval issued by the Local Tax Bureau in Beijing Haidian District, Sunrisk was qualified as a high-tech company, thus its applicable EIT rate was 15% from 2010 to 2012.

(ii)	Aggregate tax relief was approximately RMB5,603,066, RMB9,317,718 and RMB16,244,674 for the years ended December 31, 2009, 2010 and 2011, respectively. Aggregate basic per share effect of the tax relief amounted to RMB0.30, RMB0.50 and RMB0.85 for the years ended December 31, 2009, 2010 and 2011, respectively. Aggregate dilute per share effect of the tax relief amounted to RMB0.30, RMB0.49 and RMB0.84 for the years ended December 31, 2009, 2010 and 2011, respectively.

(iii)	Pre-tax income and income tax expenses are both domestic.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities as of December 31, 2010 and 2011 are presented below.

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)
Deferred tax assets:
Intangible assets	247,646	300,000	47,612
Deferred revenue	-	5,462,475	866,936
Future benefit of tax losses	14,088,942	10,269,693	1,629,877
Doubtfuldebtallowances	-	433,615	68,818
Others	-	281,885	44,737
	14,336,588	16,747,668	2,657,980
Less: valuation allowance	(3,729,235)	(8,845,210)	(1,403,801)
	10,607,353	7,902,458	1,254,179
Deferred tax liabilities:
Cost and estimated earnings in excess of billings	-	(5,783,892)	(917,947)
Capitalized internal-use and marketable software	(2,071,188)	(3,432,459)	(544,757)
Additional intangible assets through acquisition	(541,678)	(122,775)	(19,485)
Others	-	(374,008)	(59,359)
	(2,612,866)	(9,713,134)	(1,541,548)
Net deferred tax assets (liabilities)	7,994,487	(1,810,676)	(287,369)

Representing:

Deferred tax assets – current	-	1,328,942	210,913
Deferred tax assets – non-current	10,607,353	574,371	91,157
Deferred tax liabilities – current	(829,282)	(2,293,492)	(363,995)
Deferred tax liabilities – non-current	(1,783,584)	(1,420,497)	(225,444)
	7,994,487	(1,810,676)	(287,369)

Movement of valuation allowance on deferred tax assets:

	2010	2011	2011
	RMB	RMB	USD
	(unaudited)

At the beginning of the year	269,895	3,729,235	591,857
Increase in valuation allowance	3,459,340	5,115,975	811,944
At the end of the year	3,729,235	8,845,210	1,403,801

A significant portion of the deferred tax assets recognized relates to net tax loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis. Where no valuation allowance was recorded, the Company expects to generate sufficient taxable income in the future.

The net tax loss attributable to those PRC entities can only be carried forward for a maximum period of five years. The expiration period of unused tax losses is as follows:

	December 31
	2010	2011	2011
	RMB	RMB	USD
	(unaudited)
Year ending December 31,
2012	-	7,990,322	1,268,124
2013	23,209,056	-	-
2014	33,833,913	337,428	53,552
2015	19,071,647	16,903,487	2,682,710
2016	-	31,541,639	5,005,894
Tax losses that can be carried forward indefinitely	-	-	-
	76,114,616	56,772,876	9,010,280

Under the New EIT Law and the implementation rules, profits of the PRC subsidiaries earned on or after January 1, 2008 and distributed by the PRC subsidiaries to Yucheng are subject to a withholding tax at a rate of 10%, unless Yucheng will be deemed as a resident enterprise for tax purposes.  Since the Company intends to reinvest the earnings of the PRC subsidiaries in business expansion in mainland China, the PRC subsidiaries do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC subsidiaries has been recognized as of December 31, 2011. The accumulated undistributed earnings of the PRC subsidiaries amounted to approximately RMB245.6 million equivalent to USD37.1 million and RMB369.8 million equivalent to USD58.7 million as of December 31, 2010 and 2011, respectively.

In accordance with ASC Topic 704 Income Taxes, the Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities.

Determining income tax provisions involves judgement on the future tax treatment of certain transactions. The Company performed a self-assessment and concluded that there was no significant uncertain tax position requiring recognition in its financial statements. The tax treatment of such transactions is reconsidered periodically to take into account all changes in tax legislations. Where the final tax outcome of these transactions is different from the amounts that were initially recorded, such difference will impact the income tax and deferred tax provisions in the year in which such determination is made.

There were no material interest or penalties incurred for the years ended December 31, 2009, 2010 and 2011.